Financial Risk Management (Details 1) € in Thousands, ¥ in Thousands, ¥ in Thousands, $ in Thousands, $ in Thousands	Dec. 31, 2017 TWD ($) DecimalItem	Dec. 31, 2017 USD ($) DecimalItem	Dec. 31, 2017 JPY (¥) DecimalItem	Dec. 31, 2017 CNY (¥) DecimalItem	Dec. 31, 2017 EUR (€) DecimalItem	Dec. 31, 2016 TWD ($) DecimalItem	Dec. 31, 2016 USD ($) DecimalItem	Dec. 31, 2016 JPY (¥) DecimalItem	Dec. 31, 2016 CNY (¥) DecimalItem	Dec. 31, 2016 EUR (€) DecimalItem
Monetary items [Member] | USD currency [Member]
Financial assets and financial liabilities
Financial assets, Foreign currency amounts		$ 2,084,406					$ 2,287,148
Exchange rate	29.840	29.840	29.840	29.840	29.840	32.312	32.312	32.312	32.312	32.312
Financial Assets, Carrying Amount	$ 62,198,675					$ 73,902,326
Financial Liabilities, Foreign currency amounts		$ 1,048,371					$ 1,099,799
Financial Liabilities, Carrying Amount	$ 31,283,391					$ 35,536,705
Monetary items [Member] | JPY currency [Member]
Financial assets and financial liabilities
Financial assets, Foreign currency amounts | ¥			¥ 10,228,194					¥ 20,236,416
Exchange rate	0.2644	0.2644	0.2644	0.2644	0.2644	0.2773	0.2773	0.2773	0.2773	0.2773
Financial Assets, Carrying Amount	$ 2,704,334					$ 5,611,558
Financial Liabilities, Foreign currency amounts | ¥			¥ 27,100,546					¥ 26,820,343
Financial Liabilities, Carrying Amount	$ 7,165,384					$ 7,437,281
Monetary items [Member] | EUR currency [Member]
Financial assets and financial liabilities
Financial assets, Foreign currency amounts | €					€ 46,517					€ 106,660
Exchange rate	35.632	35.632	35.632	35.632	35.632	33.895	33.895	33.895	33.895	33.895
Financial Assets, Carrying Amount	$ 1,657,494					$ 3,615,241
Financial Liabilities, Foreign currency amounts | €					€ 418					€ 987
Financial Liabilities, Carrying Amount	$ 14,894					$ 33,454
Nonmonetary items [Member] | USD currency [Member]
Financial assets and financial liabilities
Financial assets, Foreign currency amounts		$ 3,300					$ 3,000
Exchange rate | DecimalItem	29.840	29.840	29.840	29.840	29.840	32.312	32.312	32.312	32.312	32.312
Financial Assets, Carrying Amount	$ 98,472					$ 96,936
Nonmonetary items [Member] | RMB currency [Member]
Financial assets and financial liabilities
Financial assets, Foreign currency amounts | ¥				¥ 19,426					¥ 20,758
Exchange rate | DecimalItem	4.5697	4.5697	4.5697	4.5697	4.5697	4.6391	4.6391	4.6391	4.6391	4.6391
Financial Assets, Carrying Amount	$ 88,771					$ 96,298